Accrued Expenses and Other Current Liabilities (Details) - JPY (¥) ¥ in Thousands	Mar. 31, 2022	Mar. 31, 2021
Accrued Expenses and Other Current Liabilities
Accrued compensation	¥ 2,737	¥ 8,706
Accrued offering costs	4,400	13,200
Accrued audit fees	50,188	6,090
Accrued professional fees	19,273	3,443
Withholding taxes payable	2,435	2,447
Accrued purchases of property and equipment	14,087
Other accrued expenses and current liabilities	7,915	3,201
Total	¥ 101,035	¥ 37,087